Cash and cash equivalents (excluding overdrafts)	12 Months Ended
Dec. 31, 2018
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Cash and cash equivalents (excluding overdrafts)

17. Cash and cash equivalents (excluding overdrafts)

All figures in £ millions	2018	2017
Cash at bank and in hand	533	361
Short-term bank deposits	35	157

	568	518
Cash at bank and in hand – within assets classified as held for sale	—	127

	568	645

Short-term bank deposits are invested with banks and earn interest at the prevailing short-term deposit rates.

At the end of 2018, the currency split of cash and cash equivalents was US dollar 18% (2017: 36%), sterling 30% (2017: 8%), Canadian dollar 14% (2017: 2%), euro 6% (2017: 7%), renminbi 3% (2017: 20%) and other 29% (2017: 27%). At the end of 2017, a significant proportion of the renminbi cash related to assets held for sale.

Cash and cash equivalents have fair values that approximate to their carrying value due to their short-term nature. Cash and cash equivalents include the following for the purpose of the cash flow statement:

All figures in £ millions	2018	2017
Cash and cash equivalents	568	518
Cash and cash equivalents – within assets classified as held for sale	—	127
Bank overdrafts	(43)	(15)

	525	630

The Group has certain cash pooling arrangements in US dollars, sterling, euro and Canadian dollars where both the company and the bank have a legal right of offset. Offsetting amounts are presented gross in the balance sheet. Offset arrangements in respect of derivatives are shown in note 16.